Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2022
Asset Retirement Obligations
Schedule of Asset retirement Obligations

The following is a continuity of the Company’s asset retirement obligations:

	December 31, 2022	December 31, 2021
Balance at the beginning of year	$8,993,108	$9,355,422
Accretion expense	264,075	91,982
Impact of hyperinflation	(69,379)	-
Change in estimate	(3,871,334)	(454,296)
Balance at the end of year	$5,316,470	$8,993,108